Fixed Assets-Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group USD ($)	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2011 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group Buildings USD ($)	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group Buildings CNY	Dec. 31, 2011 Guaranteed by the Company and other subsidiaries of the Group Buildings CNY	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group Plant and machinery USD ($)	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group Plant and machinery CNY	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch USD ($)	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2011 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 58,764,867	366,111,000	213,146,000	182,490,000
Net Book value								17,557,664	109,386,000	28,668,000	58,551,709	364,783,000
Short-term bank borrowings	186,574,000	1,162,372,000	1,764,251,000		79,958,267	498,148,000	315,477,000
Long-term bank borrowings	$ 366,785,000	2,285,106,000	1,352,373,000										$ 187,714,483	1,169,480,000	126,018,000